Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Partners International Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 1.7%
Cochlear Ltd.	25,500	4,176,473
CSL Ltd.	98,923	15,936,795
Total		20,113,268
Brazil 1.6%
B3 SA - Brasil Bolsa Balcao	2,448,900	5,977,858
MercadoLibre, Inc.(a)	10,125	12,837,285
Total		18,815,143
Canada 7.5%
Alimentation Couche-Tard, Inc.	200,600	10,187,659
Canadian National Railway Co.	66,900	7,244,853
Canadian Pacific Kansas City Ltd.	313,694	23,341,971
Dollarama, Inc.	308,448	21,251,289
Intact Financial Corp.	107,404	15,658,487
Toronto-Dominion Bank (The)	176,773	10,649,979
Total		88,334,238
China 3.7%
Alibaba Group Holding Ltd.(a)	1,620,100	17,565,426
Contemporary Amperex Technology Co., Ltd., Class A	445,560	12,445,692
Kweichow Moutai Co., Ltd., Class A	53,900	13,367,878
Total		43,378,996
Denmark 5.3%
Chr. Hansen Holding A/S	21,591	1,320,786
Coloplast A/S, Class B	40,600	4,296,171
DSV A/S	72,970	13,597,283
Novo Nordisk A/S	462,198	42,083,712
Novozymes AS, Class B	29,614	1,191,516
Total		62,489,468
Finland 0.4%
KONE OYJ, Class B	113,500	4,782,897
France 13.6%
Air Liquide SA	43,780	7,373,935
Airbus Group SE	117,184	15,684,900
Dassault Systemes SE	523,178	19,432,099
Hermes International SCA	2,440	4,447,701
L’Oreal SA	57,471	23,816,678
Common Stocks (continued)
Issuer	Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	39,064	29,486,705
Safran SA	89,697	14,056,348
Sartorius Stedim Biotech	23,365	5,558,614
Schneider Electric SE	79,340	13,074,612
TotalEnergies SE	137,200	9,020,812
VINCI SA	156,720	17,338,097
Total		159,290,501
Germany 2.9%
Adidas AG	35,900	6,297,172
Infineon Technologies AG	400,583	13,267,609
Merck KGaA	40,600	6,768,318
SAP SE	53,900	6,976,925
Total		33,310,024
Hong Kong 2.6%
AIA Group Ltd.	2,119,200	17,138,282
CLP Holdings Ltd.	603,000	4,452,483
Hang Lung Properties Ltd.	1,787,000	2,444,898
Jardine Matheson Holdings Ltd.	139,700	6,473,908
Total		30,509,571
India 4.3%
HDFC Bank Ltd.	920,726	16,886,037
Infosys Ltd.	646,443	11,109,328
Reliance Industries Ltd.	776,369	21,858,415
Total		49,853,780
Ireland 2.2%
ICON PLC(a)	60,425	14,879,656
Kingspan Group PLC	140,316	10,479,249
Total		25,358,905
Italy 1.4%
Ferrari NV	14,400	4,244,911
Moncler SpA	154,746	8,968,308
Recordati Industria Chimica e Farmaceutica SpA	59,100	2,785,106
Total		15,998,325
2	Variable Portfolio – Partners International Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 9.8%
Daiichi Sankyo Co., Ltd.	248,800	6,811,478
Daikin Industries Ltd.	77,100	12,087,098
FANUC Corp.	151,500	3,940,126
Hoya Corp.	203,700	20,862,442
Keyence Corp.	62,340	23,054,947
MISUMI Group, Inc.	125,600	1,955,902
Murata Manufacturing Co., Ltd.	289,200	5,275,634
Obic Co., Ltd.	32,200	4,878,960
Shimadzu Corp.	89,500	2,374,014
Shin-Etsu Chemical Co., Ltd.	783,900	22,768,885
SMC Corp.	13,000	5,827,411
Sysmex Corp.	94,500	4,490,373
Total		114,327,270
Netherlands 4.4%
ASML Holding NV	54,228	31,926,755
BE Semiconductor Industries NV	93,486	9,143,534
Ferrari NV	36,336	10,738,741
Total		51,809,030
Norway 1.0%
Equinor ASA	352,241	11,543,660
Singapore 0.5%
CapitaLand Ascendas REIT	3,165,024	6,348,015
South Korea 0.7%
Samsung SDI Co., Ltd.	21,947	8,294,049
Spain 3.0%
Amadeus IT Group SA, Class A	316,755	19,132,856
Industria de Diseno Textil SA	413,086	15,371,779
Total		34,504,635
Sweden 2.8%
Atlas Copco AB, Class A	971,183	13,043,647
Atlas Copco AB, Class B	321,800	3,763,468
Evolution AB	111,688	11,270,355
Hexagon AB, Class B	116,251	989,382
Indutrade AB	206,278	3,809,719
Total		32,876,571
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 6.6%
Kuehne & Nagel International AG	25,600	7,273,750
Lonza Group AG, Registered Shares	27,951	12,928,654
Nestlé SA, Registered Shares	57,500	6,508,771
Novartis AG, Registered Shares	73,000	7,455,391
Partners Group Holding AG	7,665	8,604,693
SGS SA, Registered Shares	54,250	4,552,966
Straumann Holding AG, Registered Shares	85,028	10,822,275
VAT Group AG	19,200	6,851,394
Zurich Insurance Group AG	27,576	12,617,556
Total		77,615,450
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,625,000	26,497,647
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,000	10,254,200
Total		36,751,847
United Kingdom 13.7%
Ashtead Group PLC	209,021	12,675,583
AstraZeneca PLC	191,611	25,845,355
Compass Group PLC	1,096,362	26,687,200
Diageo PLC	540,842	19,939,829
Experian PLC	602,939	19,720,669
Halma PLC	325,703	7,673,801
London Stock Exchange Group PLC	179,624	18,002,983
Prudential PLC	499,000	5,363,919
Rentokil Initial PLC	2,216,513	16,456,752
Spirax-Sarco Engineering PLC	65,300	7,558,688
Total		159,924,779
United States 3.5%
Globant SA(a)	23,555	4,660,357
Linde PLC	41,641	15,505,026
lululemon athletica, Inc.(a)	41,523	16,011,684
Roche Holding AG, Genusschein Shares	19,400	5,296,222
Total		41,473,289
Total Common Stocks (Cost $1,126,171,217)		1,127,703,711

Variable Portfolio – Partners International Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2023 (Unaudited)
Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	39,036,118	39,024,407
Total Money Market Funds (Cost $39,023,670)		39,024,407
Total Investments in Securities (Cost $1,165,194,887)		1,166,728,118
Other Assets & Liabilities, Net		4,426,618
Net Assets		$1,171,154,736
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	12,696,524	176,330,437	(150,002,747)	193	39,024,407	(998)	828,561	39,036,118
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Partners International Growth Fund | Third Quarter Report 2023

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3QT7055_12_B01_(11/23)